Note 4 - Mineral Properties and Deferred Exploration (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of prospecting operations [text block]
Period	Minimum expenditure (US$)
Initial period (4 years)	$500 per sq km for annum
First renewal (3 years)	$1,000 per sq km for annum
Second renewal (2 years)	$2,000 per sq km for annum

Disclosure of mineral property interests evaluation and exploration expenditures [text block]

	Buckreef (a)	Kigosi (b)	Itetemia (c)	Luhala (d)	Total

Balance, September 1, 2016	$24,034,731	$12,454,254	$5,962,715	$3,351,158	$45,802,858
Exploration expenditures:
Camp, field supplies and travel	187,940	19,565	—	—	207,505
License fees and exploration and field overhead	2,527,005	67,942	17,738	5,988	2,618,673
Geological consulting and field wages	206,722	—	—	—	206,722
Geophysical and geochemical	—	—	—	—	—
Property acquisition costs	168,284	—	—	—	168,284
Trenching and drilling	—	—	—	—	—
Recoveries	(25,408)	—	—	—	(25,408)
Foreign exchange translation	(1,037,832)	(513,491)	(244,842)	(137,449)	(1,933,614)
	2,026,711	(425,984)	(227,104)	(131,461)	1,242,162
	26,061,442	12,028,270	5,735,611	3,219,697	47,045,020
Write-offs	—	(124,717)	—	—	(124,717)
Balance, August 31, 2017	$26,061,442	$11,903,553	$5,735,611	$3,219,697	$46,920,303
Exploration expenditures:
Camp, field supplies and travel	237,264	39,462	4,494	—	281,220
License fees and exploration and field overhead	687,004	115,597	—	—	802,601
Geological consulting and field wages	191,327	—	—	—	191,327
Geophysical and geochemical	—	—	—	—	—
Property acquisition costs	—	—	—	—	—
Trenching and drilling	14,080	—	—	—	14,080
Recoveries	—	—	—	—	—
Foreign exchange translation	946,218	432,029	208,156	116,920	1,703,323
	2,075,893	587,088	212,650	116,920	2,992,551
	28,137,335	12,490,641	5,948,261	3,336,617	49,912,854
Write-offs	—	—	—	—	—
Balance, August 31, 2018	$28,137,335	$12,490,641	$5,948,261	$3,336,617	$49,912,854